Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 CAD ($)
Disclosure of fair value measurement of assets [Line Items]
Fair value, beginning of year	$ 48
Fair value, end of year	34
Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [Line Items]
Fair value, beginning of year	53
Change in Fair Value	0
Fair value, end of year	$ 53